Description of Business and Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Feb. 01, 2015
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years), description	Shorter of 40 or expected ground lease term
Buildings and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years), description	Shorter of 20 or expected lease term
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	20 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	10 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	3 years
Games [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	20 years
Games [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	5 years